Segment Information - Segment Financial Information Relating to Operations (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended				10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	3 Months Ended	10 Months Ended	1 Months Ended	3 Months Ended	10 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member] Southern California [Member]	Mar. 31, 2013 Successor [Member] Southern California [Member]	Dec. 31, 2012 Successor [Member] Southern California [Member]	Mar. 31, 2012 Successor [Member] Northern California [Member]	Mar. 31, 2013 Successor [Member] Northern California [Member]	Dec. 31, 2012 Successor [Member] Northern California [Member]	Mar. 31, 2012 Successor [Member] Arizona [Member]	Mar. 31, 2013 Successor [Member] Arizona [Member]	Dec. 31, 2012 Successor [Member] Arizona [Member]	Mar. 31, 2012 Successor [Member] Nevada [Member]	Mar. 31, 2013 Successor [Member] Nevada [Member]	Dec. 31, 2012 Successor [Member] Nevada [Member]	Mar. 31, 2013 Successor [Member] Colorado [Member]	Dec. 31, 2012 Successor [Member] Colorado [Member]	Mar. 31, 2012 Successor [Member] Corporate [Member]	Mar. 31, 2013 Successor [Member] Corporate [Member]	Dec. 31, 2012 Successor [Member] Corporate [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Southern California [Member]	Dec. 31, 2011 Predecessor [Member] Southern California [Member]	Dec. 31, 2010 Predecessor [Member] Southern California [Member]	Feb. 24, 2012 Predecessor [Member] Northern California [Member]	Dec. 31, 2011 Predecessor [Member] Northern California [Member]	Dec. 31, 2010 Predecessor [Member] Northern California [Member]	Feb. 24, 2012 Predecessor [Member] Arizona [Member]	Dec. 31, 2011 Predecessor [Member] Arizona [Member]	Dec. 31, 2010 Predecessor [Member] Arizona [Member]	Feb. 24, 2012 Predecessor [Member] Nevada [Member]	Dec. 31, 2011 Predecessor [Member] Nevada [Member]	Dec. 31, 2010 Predecessor [Member] Nevada [Member]	Feb. 24, 2012 Predecessor [Member] Corporate [Member]	Dec. 31, 2011 Predecessor [Member] Corporate [Member]	Dec. 31, 2010 Predecessor [Member] Corporate [Member]
Operating revenue:
Operating revenue	$ 18,304	$ 80,853				$ 372,760	$ 7,557	$ 11,246	$ 116,619	$ 3,674	$ 13,338	$ 154,684	$ 3,788	$ 21,629	$ 58,714	$ 3,285	$ 14,761	$ 37,307	$ 19,879	$ 5,436				$ 25,570					$ 226,823	$ 294,698	$ 7,759	$ 130,737	$ 206,241	$ 11,014	$ 54,141	$ 56,095	$ 4,316	$ 20,074	$ 16,595	$ 2,481	$ 21,871	$ 15,767
(Loss) income before provision for income taxes:
(Loss) income before provision for income taxes						(6,850)			3,345			16,179			2,073			(1,146)		130			(27,431)	228,497					(192,888)	(135,867)	(19,131)	(26,406)	(83,176)	6,195	(6,307)	(41)	9,928	(95,184)	(26,887)	(1,738)	(30,500)	(21,449)	233,243	(34,491)	(4,314)
Net (loss) income
Net (loss) income	$ (4,982)	$ (2,473)	$ (1,288)	$ 466	$ (1,057)	$ (6,861)	$ (986)	$ (674)		$ (240)	$ 1,130		$ (468)	$ 1,085		$ (472)	$ 1,069		$ 723		$ (2,816)	$ (5,806)		$ 228,497	$ (130,926)	$ (39,700)	$ (11,095)	$ (11,177)	$ (192,898)	$ (135,455)	$ (19,131)			$ 6,195			$ 9,928			$ (1,738)			$ 233,243